Document and Entity Information Document	Nov. 04, 2026
Entity Central Index Key	0000004977
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Aflac Incorporated
Entity Incorporation, State or Country Code	GA
Entity File Number	001-07434
Entity Tax Identification Number	58-1167100
Entity Address, Address Line One	1932 Wynnton Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31999
City Area Code	706
Local Phone Number	323.3431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	AFL
Security Exchange Name	NYSE